NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Liabilities by Type (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 16,644	€ 1,420	€ 2,019
Collection	0	0	38
Amortized cost	1,750	1,825	140
Repayment	0	(62)	(738)
Reclassification		0	(39)
FX rate impact	3	(3)	0
Collection	12,157	27,134	0
Fair value of embedded derivatives	(758)	(1,070)
Conversion	(14,400)	(12,600)
Liabilities arising from financing activities at end of period	15,396	16,644	1,420
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,169	0	0
Collection			0
Amortized cost	1,566	1,684	0
Repayment		0	0
Reclassification		0	0
FX rate impact		0	0
Collection	11,423	14,155
Fair value of embedded derivatives	(758)	(1,070)
Conversion	(14,400)	(12,600)
Liabilities arising from financing activities at end of period	0	2,169	0
Conditional advances
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	4,421	1,321	1,181
Collection			0
Amortized cost	126	121	140
Repayment		0	0
Reclassification		0	0
FX rate impact		0	0
Collection	734	2,979
Liabilities arising from financing activities at end of period	5,281	4,421	1,321
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	10,019	61	799
Collection			0
Amortized cost	58	20	0
Repayment		(62)	(738)
Reclassification		0	0
FX rate impact		0	0
Collection		10,000
Liabilities arising from financing activities at end of period	10,077	10,019	61
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	35	38	39
Collection			38
Amortized cost		0	0
Repayment		0	0
Reclassification		0	(39)
FX rate impact	3	(3)	0
Collection		0
Liabilities arising from financing activities at end of period	€ 38	€ 35	€ 38